Long-Term Debt and Capital Lease Obligations	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
BCP QUALTEK HOLDCO, LLC
Long-Term Debt and Capital Lease Obligations

Note 8.   Debt and Capital Lease Obligations

Convertible notes — related party:   On January 20, 2021, the Company issued convertible promissory notes (the “Convertible Notes — Related Party”) with its majority member with an aggregate principal amount of $5,000 thousand. There was a beneficial conversion feature of $4,946 thousand related to the Convertible Notes — Related Party that was amortized over the life of the note, using the effective interest method. On June 24, 2021, the Convertible Notes — Related Party were repaid in full and treated as an extinguishment, which resulted in a loss on extinguishment of $2,436 thousand for the nine months ended October 2, 2021. The accretion of the discount up to the extinguishment date was $2,198 thousand for the nine months ended October 2, 2021. The Company recorded interest expense of $70 thousand for the nine months ended October 2, 2021.

On June 16, 2021, the Company issued a convertible note “Convertible Note — Related Party — June 2021”) in the aggregate principal amount of $30,568 thousand to BCP QualTek II LLC, an affiliate of its majority member, in exchange for the 25,000 outstanding Preferred Class B Units (Preferred Units) and the associated accumulated preferred return (see Note 10). The Convertible Note — Related Party — June 2021 bears interest at an annual rate of 12.00%, which accrues and is payable together with the principal balance. The Company recorded interest expense of $1,105 thousand for the nine months ended October 2, 2021. There is no fixed maturity date, however, cash payments are required equal to tax distributions, which the note holder would be entitled if the Convertible Note — Related Party — June 2021 were a Preferred Unit. The Convertible Note — Related Party — June 2021 includes a mandatory conversion provision at the earlier of immediately prior to the consummation of the SPAC Combination, as defined in the agreement, with ROCR or March 13, 2022. Upon the consummation of the SPAC Combination, the Convertible Note — June 2021 will automatically convert into of the Company’s Class A units at a price of $83.23 per unit. If the SPAC Combination is not consummated by March 13, 2022, the Convertible Note — June 2021 — Related Party will automatically convert into Preferred Units equal to the accreted principal amount at a price of $1,000 per unit.

Convertible notes — June 2021:   On June 16, 2021, the Company issued convertible promissory notes (the “Convertible Notes — June 2021”) with an aggregate principal amount of $44,400 thousand. The Convertible Notes — June 2021 do not require interest to be accrued or payable and do not have a fixed maturity date. The Convertible Notes — June 2021 include a mandatory conversion provision at the earlier of the consummation of the SPAC Combination, as defined in the agreement, with ROCR or March 13, 2022. Upon the consummation of the SPAC Combination, the Convertible Notes — June 2021 will automatically convert into common equity of the entity which is, or remains, listed in connection with the transaction of the same class, which is listed following such transaction at $8.00 per share of common equity (subject to equitable and proportionate adjustment in the event of any stock splits, reverse splits or stock dividends). In the event, that the purchase price payable by any person that has executed a Subscription Agreement (“PIPE Investors”) is less than $10.00 per share of common equity (subject to equitable and proportionate adjustment in the event of any stock splits, reverse splits or stock dividends), then the conversion price shall be automatically reduced to an amount equal to eighty percent (80%) of such purchase price payable by the PIPE Investors. If the SPAC Combination is not consummated by March 13, 2022, the Convertible Notes — June 2021 will automatically convert into a number of Preferred Units at an initial price of $1,000 per unit. The Preferred Units have a liquidation preference of the initial per unit price plus a preferred return accrued through the date of liquidation of 8.00% per annum, compounding quarterly. The Preferred Units may, at the option of the note holders, be convertible into Company’s Class A Units at a conversion price of $83.23 per unit (533,461 units). There was a beneficial conversion feature of $12,269 thousand related to the Convertible Notes — June 2021 that was amortized over the life of the notes, using the effective interest method. The notes are presented net of a discount of $7,498 thousand as of October 2, 2021 on the condensed consolidated balance sheet with accretion of $4,771 thousand for the nine months ended October 2, 2021.

Line of credit:   The Company has an Asset Based Lending Credit Agreement (“Credit Agreement”) with PNC Bank, N.A. (“PNC”). Under the Credit Agreement, the Company has available a revolving credit facility in the amount of $103.5 million, for working capital needs and general corporate purposes. The amount the Company may borrow is limited to the lesser of the maximum available amount and the borrowing base. The borrowing base is calculated primarily as a percentage of the Company’s eligible accounts receivable, unbilled revenue and eligible inventory, as defined in the Credit Agreement. Interest on the outstanding principal amount, payable in arrears monthly, is based on either an elected Base Rate plus an applicable margin (4.75% at October 3, 2021), or an adjusted Eurodollar rate, plus an applicable margin (ranging from 2.59% to 2.63% at October 2, 2021), as defined in the agreement. There was $2,198 thousand available under this facility as of October 2, 2021. The entire unpaid principal amount of the line of credit together with accrued and unpaid interest thereon, is due on July 17, 2023. Standby letters of credit of $3,977 thousand and $801 thousand, issued for our insurance carriers and in support of performance under certain contracts, were outstanding under the Credit Agreement as of October 2, 2021 and December 31, 2020, respectively.

Term loan:   The Company has a Senior Secured Term Credit and Guaranty Agreement (“Term Loan”) with Citi Bank for $380.0 million. The Term Loan interest is payable either monthly or quarterly, in arrears, based on the Company’s interest election. The Company may elect either a Base Rate plus an applicable rate (8.50% at October 2, 2021), or an adjusted Eurodollar rate, plus an applicable rate (7.25% at October 2, 2021), as defined in the agreement. On a quarterly basis, the Company is required to make principal payments of $2.4 million with all unpaid principal and interest due at maturity on July 17, 2025. The Term Loan agreement requires an excess cash calculation, as defined in the agreement, which could result in additional required principal payments on the loan.

The obligations of QualTek under the PNC Credit Agreement are secured (a) on a first priority basis, by liens on the ABL Priority Collateral as defined in the ABL Intercreditor Agreement (“Intercreditor Agreement”), dated as of July 18, 2018 of QualTek including accounts receivable and inventory and (b) on a second priority basis, by liens on the Term Priority Collateral, as defined in the Intercreditor Agreement.

The obligations of QualTek under the Term Loan are secured (a) on a first priority basis, by liens on the Term Priority Collateral of QualTek and (b) on a second priority basis, by liens on the ABL Priority Collateral. Generally, Term Priority Collateral includes all assets, other than the ABL Priority Collateral, and equity interests of QualTek.

Acquisition debt:   Acquisition debt consists of deferred purchase price due to sellers from the RLI, Vertical Limit, Vinculums, and Concurrent acquisitions. The RLI, Vertical Limit, and Vinculums’ acquisition related obligations were due through February 2021. The Concurrent acquisition related obligation is due on December 31, 2021. The interest rates range between . 18% and 3.25%. The Company recorded $606 thousand of interest expense for nine months ended October 2, 2021.

Debt outstanding, whose carrying value approximates fair market value due to variable interest rates based on current rates available to the Company for similar instruments, was as follows (in thousands):

	October 2,	December 31,
	2021	2020
Line of credit	$96,242	$59,837
Term loan	353,872	361,045
Acquisition debt	34,718	10,575
Convertible notes – related party	30,568	—
Convertible notes – June 2021	44,400	—
Capital lease obligations	25,620	23,069
Less: unamortized financing fees	(12,873)	(13,854)
Less: convertible debt discount	(7,498)	—
	565,049	440,672
Less: current maturities of long-term debt	(110,395)	(20,139)
Less: current portion of capital lease obligations, net of capital lease interest	(9,150)	(7,110)
	$445,504	$413,423

Debt issuance costs are presented in the condensed consolidated balance sheets as a direct reduction from the carrying amount of long-term debt and are amortized over the term of the related debt. The Company amortized $3,201 thousand and $2,307 thousand for the nine months ended October 2, 2021 and October 3, 2020, respectively, which is included in interest expense on the accompanying condensed consolidated statements of operations and comprehensive loss.

Note 7.     Long-Term Debt and Capital Lease Obligations

Line of credit: The Company has an Asset Based Lending Credit Agreement (“Credit Agreement”) with PNC Bank, N.A. (PNC). Under the Credit Agreement, the Company has available a revolving credit facility for working capital needs and general corporate purposes. On September 8, 2020, the revolving credit facility was increased from $90.0 million to $103.5 million. The amount the Company may borrow is limited to the lesser of the maximum available amount and the borrowing base. The borrowing base is calculated primarily as a percentage of the Company’s eligible accounts receivable, contract assets, net, and eligible inventory, as defined in the Credit Agreement. Interest on the outstanding principal amount, payable in arrears monthly, is based on either an elected Base Rate plus an applicable margin (4.75% at December 31, 2020), or an adjusted Eurodollar rate, plus an applicable margin (ranging from 2.77% to 2.87% at December 31, 2020), as defined in the agreement. There was $37.9 million available under this facility as of December 31, 2020. The entire unpaid principal amount of the line of credit together with accrued and unpaid interest thereon, is due on July 17, 2023. Standby letters of credit of $801 thousand and $357 thousand, issued as part of our insurance program, were outstanding under the Credit Agreement as of December 31, 2020 and 2019, respectively.

Term loan:     The Company has a Senior Secured Term Credit and Guaranty Agreement (“Term Loan”) with Fifth Third Bank for $280 million, which was increased to $380 million on October 4, 2019. The amendment also replaced Fifth Third Bank with Citi Bank as the administrative agent on the Term Loan. The additional $100 million raised during 2019 was used to purchase Vinculums and Aerial (See Note 3) as well as for working capital needs. The Term Loan interest is payable either monthly or quarterly, in arrears, based on the Company’s interest election. The Company may elect either a Base Rate plus an applicable rate (8.50% at December 31, 2020), or an adjusted Eurodollar rate, plus an applicable rate (7.25% at December 31, 2020), as defined in the agreement. On a quarterly basis, the Company is required to make principal payments of $2.4 million with all unpaid principal and interest due at maturity on July 17, 2025. The Term Loan agreement requires an excess cash calculation, as defined in the agreement which could result in additional required principal payments on the loan. As of December 31, 2020, management determined there was no excess cash payment due.

The obligations of QualTek under the PNC Credit Agreement are secured (a) on a first priority basis, by liens on the ABL Priority Collateral, as defined in the ABL Intercreditor Agreement (“Intercreditor Agreement”), dated as of July 18, 2018 including accounts receivable and inventory and (b) on a second priority basis, by liens on the Term Priority Collateral, as defined in the Intercreditor Agreement.

The obligations of QualTek under the Term Loan are secured (a) on a first priority basis, by liens on the Term Priority Collateral of QualTek and (b) on a second priority basis, by liens on the ABL Priority Collateral. Generally, Term Priority Collateral includes all assets, other than the ABL Priority Collateral, and equity interests of QualTek.

Note 7.     Long-Term Debt and Capital Lease Obligations (continued)

Acquisition debt:     Acquisition debt consists of deferred purchase price due to the sellers from the RLI, Vertical Limit, and Vinculums acquisitions (See Note 3). The obligations interest rates range between 1.00% and 3.25%. For the year ended December 31, 2020, the Company had $68 thousand of interest expense to the sellers. There was no interest expense incurred during the year ended December 31, 2019.

Subordinated debt — related party:     During 2019, the Company entered into a $25.1 million subordinated loan agreement with its majority member which was repaid in full as of December 31, 2019. For the year ended December 31, 2019, the Company had $241 thousand of interest expense to the majority member.

Debt outstanding as of December 31, 2020 and 2019, whose carrying value approximates fair market value due to variable interest rates based on current rates available to the Company for similar instruments, was as follows (in thousands):

	2020	2019
Line of credit	$59,837	$46,554
Term loan	361,045	370,609
Acquistion debt	10,575	—
Capital lease obligations	25,751	11,959
Less: amounts representing interest	(2,682)	(1,327)
Less: unamortized financing fees	(13,854)	(16,830)
	440,672	410,965
Less: current portion of long-term debt	(20,139)	(9,564)
Less: current portion of capital lease obliations, net of capital lease interest	(7,110)	(3,902)
	$413,423	$397,499

The minimum payments of the Company’s long-term debt and capital lease obligations are as follows (in thousands):

				Capital
	Line of	Term	Acquisition	lease
	credit	loan	debt	obligations	Total
2021	$—	$9,564	$10,575	$8,287	$28,426
2022	—	9,564	—	7,318	16,882
2023	59,837	9,564	—	6,397	75,798
2024	—	9,564	—	3,105	12,669
2025	—	9,564	—	644	10,208
Thereafter	—	313,225	—	—	313,225
Total	$59,837	$361,045	$10,575	$25,751	$457,208